Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of land use rights
	December 31, 2019	December 31, 2018
Land use rights	$1,028,041	$1,041,736
Accumulated amortization	(54,817)	(27,198)
Land use rights, net	$973,224	$1,014,538

Schedule of estimated future amortization expense for land use rights
Years ended December 31,	Amortization expense

2020	$21,043
2021	21,043
2022	21,043
2023	21,043
2024	21,043
Thereafter	868,009
$973,224